                  HARTFORD LEADERS SOLUTION PLUS (SERIES I AND IR)
                              SEPARATE ACCOUNT SEVEN
                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               FILE NO. 333-91921



    SUPPLEMENT DATED NOVEMBER 19, 2004 TO THE PROSPECTUS DATED MAY 3, 2004

             SUPPLEMENT DATED NOVEMBER 19, 2004 TO YOUR PROSPECTUS


The following disclosure is added under the sub-section "Other Information" under the Section "The Hartford's Principal First and The Hartford's Principal First Preferred":

           "The Hartford's Principal First or The Hartford's Principal First Preferred may be elected when you purchase your Contract or anytime after your first Contract Anniversary."

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV- 5111